SHARE CAPITAL (Details 4) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Operations
Share-based payments	$ 707,802	$ 553,430	$ 599,117
Consolidated Statement of Financial Position
Share-based payments	119,027	205,057	227,979
Total share-based payments	826,829	758,487	827,096
Chandgana Tal and power plant application
Consolidated Statement of Financial Position
Share-based payments	0	0	69,515
Gibellini exploration
Consolidated Statement of Financial Position
Share-based payments	79,888	87,186	0
Pulacavo exploration
Consolidated Statement of Financial Position
Share-based payments	$ 39,139	$ 117,871	$ 158,464